UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	November 14, 2008

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	61

Form 13F Information Table Value Total:  	$216,674,000

Bainco International Investors
September 30, 2008

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     2472   127405 SH       SOLE                   127405
AT&T Inc.                      COM              00206R102     3658   131032 SH       SOLE                   131032
Abbott Laboratories            COM              002824100      303     5256 SH       SOLE                     5256
Altria Group Inc               COM              02209S103     1471    74164 SH       SOLE                    74164
Amgen                          COM              031162100      326     5500 SH       SOLE                     5500
Apple Inc                      COM              037833100     3107    27335 SH       SOLE                    27335
Avon Products Inc              COM              054303102     5875   141325 SH       SOLE                   141325
BP PLC Spons-ADR               COM              055622104      217     4318 SH       SOLE                     4318
Baker Hughes                   COM              057224107     4191    69235 SH       SOLE                    69235
Bank of America                COM              060505104      241     6878 SH       SOLE                     6878
Baxter International Inc       COM              071813109    10722   163370 SH       SOLE                   163370
Berkshire Hathaway Cl A        COM              084670108      653        5 SH       SOLE                        5
Best Buy Company Inc           COM              086516101     3375    90000 SH       SOLE                    90000
Bristol Myers Co               COM              110122108     3514   168525 SH       SOLE                   168525
CVS Caremark Corp              COM              126650100     6316   187630 SH       SOLE                   187630
Carnival Corporation           COM              143658300     2616    74001 SH       SOLE                    74001
Charles Schwab Corp            COM              808513105     7057   271425 SH       SOLE                   271425
Chevron Texaco Corp.           COM              166764100      330     4000 SH       SOLE                     4000
Cisco Systems Inc              COM              17275R102     6256   277304 SH       SOLE                   277304
Citigroup Inc                  COM              172967101     1093    53275 SH       SOLE                    53275
Citrix Systems Inc             COM              177376100     3503   138675 SH       SOLE                   138675
Coach Inc                      COM              189754104     1879    75050 SH       SOLE                    75050
ConocoPhillips                 COM              20825C104     4721    64450 SH       SOLE                    64450
Covidien LTD                   COM              G2552X108     4362    81212 SH       SOLE                    81212
Du Pont E.I. De Nemours        COM              263534109     3336    82785 SH       SOLE                    82785
EMC Corp                       COM              268648102     1922   160700 SH       SOLE                   160700
Emerson Electric               COM              291011104     3297    80840 SH       SOLE                    80840
Exxon Mobil Corp               COM              30231g102     1455    18733 SH       SOLE                    18733
Genentech Inc.                 COM              368710406      417     4700 SH       SOLE                     4700
General Electric               COM              369604103      520    20405 SH       SOLE                    20405
Hartford Financial Services    COM              416515104     2082    50800 SH       SOLE                    50800
Hexcel Corporation             COM              428291108     3871   282770 SH       SOLE                   282770
Intel Corporation              COM              458140100      901    48125 SH       SOLE                    48125
International Business Machine COM              459200101      701     5990 SH       SOLE                     5990
JP Morgan Chase                COM              46625h100     9365   200531 SH       SOLE                   200531
Johnson & Johnson              COM              478160104    30260   436772 SH       SOLE                   436772
Juniper Networks Inc.          COM              48203r104     1740    82578 SH       SOLE                    82578
Lawson Software                COM              52078P102      174    24900 SH       SOLE                    24900
Lululemon Athletica Inc        COM              550021109      204     8870 SH       SOLE                     8870
Marathon Oil Corp              COM              565849106     5800   145470 SH       SOLE                   145470
Maxim Integrated Prods.        COM              57772K101      362    20000 SH       SOLE                    20000
Merck                          COM              589331107      226     7156 SH       SOLE                     7156
Microsoft Corp                 COM              594918104     7761   290765 SH       SOLE                   290765
Mobilepro Corp.                COM              60742e205        0   450000 SH       SOLE                   450000
New York Community Bancorp     COM              649445103     5658   336975 SH       SOLE                   336975
Nortel Networks Corp           COM              656568508       54    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104     2404    33300 SH       SOLE                    33300
Office Depot                   COM              676220106       96    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     4720   232400 SH       SOLE                   232400
Pfizer Inc                     COM              717081103      443    24045 SH       SOLE                    24045
Philip Morris International    COM              718172109     3531    73414 SH       SOLE                    73414
Procter & Gamble Co            COM              742718109      237     3400 SH       SOLE                     3400
Smith International Inc        COM              832110100     2788    47545 SH       SOLE                    47545
Staples Inc                    COM              855030102     2101    93380 SH       SOLE                    93380
Starent Networks Corp          COM              85528p108     1898   146675 SH       SOLE                   146675
Tyler Technologies Inc.        COM              902252105    24984  1646931 SH       SOLE                  1646931
Valero Energy                  COM              91913Y100      342    11300 SH       SOLE                    11300
Wal-Mart Stores                COM              931142103     4676    78075 SH       SOLE                    78075
Waste Management Inc           COM              94106l109     3262   103575 SH       SOLE                   103575
Willis Group Holdings Limited  COM              G96655108     2383    73725 SH       SOLE                    73725
Windstream Corp                COM              97381w104     4446   406371 SH       SOLE                   406371